INTEREST IN MASTER TRUST - Net Investment Income of Master Trust (Details) - EBP Plans	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net realized and unrealized gains and losses on investments	$ 1,231,981,473
Interest and dividend income	36,341,372
Net investment gain	$ 1,268,322,845